Cover		3 Months Ended
	Jul. 30, 2025	Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Document Fiscal Year Focus	2026
Document Period End Date	Jul. 30, 2025
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK
Current Fiscal Year End Date		--06-30
Document Fiscal Period Focus		Q1